Equity Investments	12 Months Ended
Dec. 31, 2011
Equity Investments
Equity Investments

(8)                      Equity Investments

Equity investments are RMB 25,804 and RMB 25,127 (US$ 3,992) as of December 31, 2010 and 2011, respectively, which are included in other assets in the consolidated balance sheets.

The Company’s 50% equity investment in Tibet Tianwei Yingli New Energy Resources Co., Ltd. (“Tibetan Yingli”) is accounted for under equity method. As of December 31, 2010 and December 31, 2011, the Company’s advances to Tibetan Yingli was RMB 9,308, which assisted Tibetan Yingli in supporting their operating activities and was included in the carrying value of equity investments.  Given the continuing losses sustained by Tibetan Yingli, the Company made full provision of RMB 8,720 (US$1,385) for the equity investment as of December 31, 2011.

In July 2007, the Company acquired a 30% equity interest in Baoding Dongfa Tianying New Energy Resources, Co., Ltd. (“Dongfa Tianying”) for RMB 3,000.  The purchase price approximated 30% of the fair value of Dongfa Tianying’s net assets.  Consequently, no investor level goodwill was recognized. In April 2009, the Company disposed the investment with proceeds of RMB 3,000 and loss of RMB 940 was recorded as “equity in losses of affiliates, net” for the year ended December 31, 2009.

In February 2009, Yingli China and two other entities, unrelated to the Company, established Beijing Badaling Green Photovoltaic Power Generation Co., Ltd.. Yingil China contributed RMB 600 to acquire a 10% equity interest.  The investment is accounted for under cost method.

In September 2009, Yingli China and two other entities, unrelated to the Company, established Hainan Solar Power Company Limited. Yingli China contributed RMB 6,000 to acquire a 20% equity interest.  In 2011, Yingli China further injected cash of RMB 20,362 (US$3,235) while the other investors made proportional cash injection to remain the same ownership interest for each investor. The investment is accounted for under equity method.

In February 2010, Yingli China and two other entities, unrelated to the Company, established Beijing Jingyi Renewable Energy Engineering Co., Ltd.. Yingli China contributed RMB 10,000 to acquire a 10% equity interest. In July 2011, Yingli China injected cash of RMB 1,875 (US$298) while the other investors made proportional cash injection to remain the same ownership interest for each investor. The investment is accounted for under cost method.

In September 2011, Yingli Beijing and a subsidiary of Yingli Group, established Beijing Shuntong Wuliu Co., Led. Yingli Beijing contributed RMB 1,470 (US$234) to acquire 49% equity interest. The investment is accounted for under equity method.